Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment-net	$ 2,789,704	$ 3,798,612
Investment property-net		7,364,527
Prepayments and premiums under operating leases		2,324,695
Land use rights		380,091
Long-term receivable	7,000,000
Non-current assets	9,789,704	13,867,925
Current assets
Inventories	444,551	1,163,896
Trade receivables		7,736,851
Other receivables and prepayments	5,501,106	2,328,122
Prepayments and premiums under operating leases		82,714
Cash and cash equivalents	520,916	12,914,914
Current assets	6,466,573	24,226,497
Total assets	16,256,277	38,094,422
Current liabilities
Short term bank loans		1,180,656
Trade and other payables	1,319,076	5,355,123
Due to related parties	2,611,097	467,568
Contract liabilities		218,734
Income tax payable	212
Current liabilities	3,930,385	7,222,081
Total liabilities	3,930,385	7,222,081
Equity
Share capital	6,063	590
Series A equity interest with preferential rights	1,240,000	1,240,000
Series C equity interest with preferential rights	1,500,000	1,500,000
Series D equity interest with preferential rights	3,120,000	3,120,000
Share premium	77,959,554	24,719,794
Other reserve	6,269,108	184,272
Statutory surplus reserve		6,084,836
Retained profits / (accumulated deficit)	(77,451,517)	(3,959,086)
Foreign currency translation reserve	(317,316)	(2,018,065)
Total equity	12,325,892	30,872,341
Total liabilities and equity	$ 16,256,277	$ 38,094,422